Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term loan and interest receivable from GTAC
Financial Risk Management
Carrying value of assets	$ 1,030,233	$ 1,024,371
Assets at fair value	1,033,922	1,031,497
Increase (Decrease) of Fair Value Over Carrying Value of assets	3,689	7,126
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	107,081	110,276
Open-Ended Fund
Financial Risk Management
Carrying value of assets	817,332	784,769
Assets at fair value	817,332	784,769
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	81,733	78,477
Publicly traded equity instruments
Financial Risk Management
Carrying value of assets	2,608,027	1,709,942
Assets at fair value	2,608,027	1,709,942
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	260,803	170,994
Derivative financial instruments
Financial Risk Management
Carrying value of assets		2,001,051
Assets at fair value		2,001,051
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value		200,105
Senior Notes Due 2049
Financial Risk Management
Carrying value of liabilities	11,907,609	13,792,972
Liabilities at fair value	7,889,506	10,280,454
Notes due 2027
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,483,980	4,252,725
Long-term loans payable to Mexican banks
Financial Risk Management
Carrying value of liabilities	10,000,000	12,650,000
Liabilities at fair value	10,083,966	12,777,242
Derivative financial instruments
Financial Risk Management
Carrying value of liabilities	413,188
Liabilities at fair value	413,188
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	41,319
U.S. Dollar | 6.625% Senior Notes due 2025
Financial Risk Management
Carrying value of liabilities		4,579,474
Liabilities at fair value		4,577,917
Increase (Decrease) of Fair Value Over Carrying Value of liabilities		(1,557)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value		456,235
U.S. Dollar | 4.625% Senior Notes due 2026
Financial Risk Management
Carrying value of liabilities	3,736,982	4,328,669
Liabilities at fair value	3,731,414	4,254,172
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(5,568)	(74,497)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	367,573	350,920
U.S. Dollar | 8.50% Senior Notes due 2032
Financial Risk Management
Carrying value of liabilities	5,404,950	6,260,730
Liabilities at fair value	5,761,514	6,838,345
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	356,564	577,615
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	932,715	1,261,450
U.S. Dollar | 6.625% Senior Notes due 2040
Financial Risk Management
Carrying value of liabilities	10,809,900	12,521,460
Liabilities at fair value	9,393,371	11,389,770
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,416,529)	(1,131,690)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(477,192)	7,287
U.S. Dollar | 5% Senior Notes due 2045
Financial Risk Management
Carrying value of liabilities	14,244,025	16,499,319
Liabilities at fair value	9,438,233	11,969,101
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(4,805,792)	(4,530,218)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(3,861,969)	(3,333,308)
U.S. Dollar | 6.125% Senior Notes due 2046
Financial Risk Management
Carrying value of liabilities	15,846,809	18,355,876
Liabilities at fair value	12,059,422	15,480,061
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(3,787,387)	(2,875,815)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(2,581,445)	(1,327,809)
U.S. Dollar | Senior Notes Due 2049
Financial Risk Management
Carrying value of liabilities	11,907,609	13,792,972
Liabilities at fair value	7,889,506	10,280,454
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(4,018,103)	(3,512,518)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(3,229,152)	(2,484,473)
Mexican Peso | Notes due 2027
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,483,980	4,252,725
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(16,020)	(247,275)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	432,378	177,998
Mexican Peso | 8.49% Senior Notes due 2037
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	3,101,760	3,186,405
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,398,240)	(1,313,595)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(1,088,064)	(994,955)
Mexican Peso | 7.25% Senior Notes due 2043
Financial Risk Management
Carrying value of liabilities	6,225,690	6,225,690
Liabilities at fair value	3,756,830	3,608,472
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(2,468,860)	(2,617,218)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(2,093,177)	(2,256,371)
Mexican Peso | Long-term loans payable to Mexican banks
Financial Risk Management
Carrying value of liabilities	10,000,000	12,650,000
Liabilities at fair value	10,083,966	12,777,242
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	83,966	127,242
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,092,363	1,404,966
Mexican Peso | Lease liabilities
Financial Risk Management
Carrying value of liabilities	5,435,988	5,386,639
Liabilities at fair value	5,595,514	5,454,171
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	159,526	67,532
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	$ 719,077	$ 612,949